Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$740,498.33

Principal:
Principal Collections	$10,504,662.92
Prepayments in Full	$4,450,389.26
Liquidation Proceeds	$117,082.11
Recoveries	$71,294.57
Sub Total	$15,143,428.86
Collections	$15,883,927.19

Purchase Amounts:
Purchase Amounts Related to Principal	$313,638.10
Purchase Amounts Related to Interest	$1,420.40
Sub Total	$315,058.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,198,985.69

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,198,985.69
Servicing Fee	$170,968.64	$170,968.64	$0.00	$0.00	$16,028,017.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,028,017.05
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,028,017.05
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,028,017.05
Interest - Class A-4 Notes	$106,906.35	$106,906.35	$0.00	$0.00	$15,921,110.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,921,110.70
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$15,843,476.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,843,476.70
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$15,785,564.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,785,564.70
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$15,714,200.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,714,200.70
Regular Principal Payment	$14,309,475.96	$14,309,475.96	$0.00	$0.00	$1,404,724.74
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,404,724.74
Residuel Released to Depositor	$0.00	$1,404,724.74	$0.00	$0.00	$0.00
Total		$16,198,985.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,309,475.96
Total					$14,309,475.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,309,475.96	$55.80	$106,906.35	$0.42	$14,416,382.31	$56.22
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$14,309,475.96	$10.25	$313,816.35	$0.22	$14,623,292.31	$10.48

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,027,865.88	0.3705946	$80,718,389.92	0.3147898
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$190,787,865.88	0.1367185	$176,478,389.92	0.1264643

Pool Information
Weighted Average APR	4.179%	4.182%
Weighted Average Remaining Term	23.09	22.31
Number of Receivables Outstanding	21,947	21,245
Pool Balance	$205,162,367.96	$189,609,122.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$190,787,865.88	$176,478,389.92
Pool Factor	0.1376752	0.1272381

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$13,130,733.07
Targeted Overcollateralization Amount	$13,130,733.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,130,733.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		85	$167,472.58
(Recoveries)		123	$71,294.57
Net Losses for Current Collection Period			$96,178.01
Cumulative Net Losses Last Collection Period			$8,553,146.42
Cumulative Net Losses for all Collection Periods			$8,649,324.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.45%	545	$6,532,338.22
61-90 Days Delinquent	0.32%	49	$602,914.72
91-120 Days Delinquent	0.17%	22	$318,872.78
Over 120 Days Delinquent	0.57%	73	$1,079,871.43
Total Delinquent Receivables	4.50%	689	$8,533,997.15

Repossession Inventory:
Repossessed in the Current Collection Period		8	$104,715.28
Total Repossessed Inventory		16	$211,291.66

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7160%
Preceding Collection Period			0.7458%
Current Collection Period			0.5847%
Three Month Average			0.6822%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5596%
Preceding Collection Period			0.6106%
Current Collection Period			0.6778%
Three Month Average			0.6160%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer